PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Total	$ 3,192,310	$ 166,690
Less accumulated depreciation	(62,426)	(117,678)
Property and equipment, net	3,129,884	49,012
Land and buildings
Property and equipment, net
Total	2,972,256
Building fixtures and furniture
Property and equipment, net
Total	128,448
Office Equipment and Fixtures
Property and equipment, net
Total	35,160	99,404
Software
Property and equipment, net
Total	17,413	18,910
Auto
Property and equipment, net
Total	$ 39,033	$ 48,376